Insurance Risk Management - Summary of Maturity Analysis for Liquidity Risk that Arises from Contracts (Details) - Liquidity risk [member] ₩ in Millions	Dec. 31, 2025 KRW (₩)
Tongyang Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	₩ 0
Insurance contracts liabilities	(51,296,140)
Reinsurance Contract Assets (Liabilities)	911,855
ABL Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(30,972,454)
Reinsurance Contract Assets (Liabilities)	(144,259)
Within 1 Year | Tongyang Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(925,682)
Reinsurance Contract Assets (Liabilities)	6,595
Within 1 Year | ABL Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(279,094)
Reinsurance Contract Assets (Liabilities)	(5,147)
1 to 2 Years | Tongyang Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(4,055,435)
Reinsurance Contract Assets (Liabilities)	7,475
1 to 2 Years | ABL Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(1,367,315)
Reinsurance Contract Assets (Liabilities)	(2,808)
2 to 3 Years | Tongyang Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	182,049
Reinsurance Contract Assets (Liabilities)	11,017
2 to 3 Years | ABL Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(508,763)
Reinsurance Contract Assets (Liabilities)	(2,452)
3 to 4 Years | Tongyang Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(291,500)
Reinsurance Contract Assets (Liabilities)	13,347
3 to 4 Years | ABL Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(629,346)
Reinsurance Contract Assets (Liabilities)	(2,346)
4 to 5 Years | Tongyang Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(542,751)
Reinsurance Contract Assets (Liabilities)	14,427
4 to 5 Years | ABL Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(948,940)
Reinsurance Contract Assets (Liabilities)	(2,195)
Over 5 Years | Tongyang Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(5,906,147)
Reinsurance Contract Assets (Liabilities)	85,891
Over 5 Years | ABL Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(5,442,969)
Reinsurance Contract Assets (Liabilities)	(10,904)
Over 10 Years | Tongyang Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(39,756,674)
Reinsurance Contract Assets (Liabilities)	773,103
Over 10 Years | ABL Life Insurance Co., Ltd.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance contracts assets	0
Insurance contracts liabilities	(21,796,027)
Reinsurance Contract Assets (Liabilities)	₩ (118,407)